Issued Capital-Schedule of Movements in Fully Paid Shares (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements in Fully Paid Shares [Line Items]
Beginning balance, Number				1,610,021,807
Beginning balance		$ 2,966,444	$ 4,095,360	$ 20,434,346
Fair value of shares issued for Horse Heaven project acquisition,Amount		62,092,770
Share placements		33,816,693	3,346,307
Fair value of shares issued for project acquisition, Amount			279,091
Share options exercised, Amount		$ 3,341,342	16,073	375
Performance rights exercised, Amount
Ending balance, Number		2,239,650,858
Ending balance		$ 84,340,043	$ 2,966,444	$ 4,095,360
Issued Capital [Member]
Schedule of Movements in Fully Paid Shares [Line Items]
Beginning balance, Number		658,126,537	201,252,726	157,161,476
Beginning balance		$ 37,325,655	$ 33,346,081	$ 32,614,902
Fair value of shares issued for Horse Heaven project acquisition, Number		581,812,889		43,750,000
Fair value of shares issued for Horse Heaven project acquisition,Amount		$ 44,686,382
Share Consolidation, Number	[1]		(1,408,768,931)
Share consolidation rounding adjustment, Number			150
Share consolidation rounding adjustment	[1]
Share options exercised, Number		184,671,503	892,969
Option and rights exercise, Number			1,029,219	341,250
Shares on issue post consolidation, Number			201,252,876
Shares on issue post consolidations
Share Placements, Number		653,953,279	284,855,805
Share placements		$ 33,816,693	$ 3,346,307
Shares issued as director remuneration, Number			62,500,000
Shares issued as director remuneration, Amount			$ 687,500	$ 700,037
Fair value of shares issued for project acquisition, Number			27,909,091
Fair value of shares issued for project acquisition, Amount			$ 279,091
Fair value of shares issued for services / fees, Number		43,990,000	80,579,546
Fair value of shares issued for services / fees, Amount		$ 1,508,000	$ 792,444
Share options exercised, Amount		$ 3,341,342	16,073	375
Share options exercised, Amounts			$ 22,613	31,320
Performance rights exercised, Number		117,096,650	136,250
Performance rights exercised, Amount		$ 9,358,644	$ 6,540	$ 30,945
Capital raising costs, Number
Capital raising costs, Amount		$ (5,155,870)	$ (1,148,381)	$ (178)
Ending balance, Number		2,239,650,858	658,126,537	201,252,726
Ending balance		$ 124,880,846	$ 37,325,655	$ 33,346,081

[1]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security.